Gains or Losses from Reorganization - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Restructuring provision [abstract]
Impairment losses	¥ 16,882	¥ 18,075
Losses on withdrawal from businesses	17,443
Losses incurred to withdraw inactive facilities and other losses	¥ 15,154